Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2018 and 2017 were as follows:

	2018	2017
Future minimum lease payments receivable	$196,041	$204,451
Residual value of containers	11,393	4,885
Less unearned income	(40,374)	(26,712)
Net investment in direct financing and sales-type leases	$167,060	$182,624
Amounts due within one year	$39,270	$56,959
Amounts due beyond one year	127,790	125,665
Net investment in direct financing and sales-type leases	$167,060	$182,624

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net was applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct financing and sales-type leases as of December 31, 2018, the aging would be as follows:

1-30 days past due	$963
31-60 days past due	138
61-90 days past due	377
Greater than 90 days past due	181
Total past due	1,659
Current	194,382
Total future minimum lease payments	$196,041

Changes in the Carrying Amount of the Allowance for Doubtful Accounts	The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2018 and 2017 are as follows:

Balance as of December 31, 2016	$9,561
Additions charged to expense	525
Write-offs	(9,839)
Balance as of December 31, 2017	247
Additions charged to expense	634
Write-offs	(179)
Balance as of December 31, 2018	$702

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2018:

Year ending December 31:
2019	$49,055
2020	36,715
2021	42,291
2022	18,687
2023 and thereafter	49,293
Total future minimum lease payments receivable	$196,041